Share-based compensation (Details Narrative)		12 Months Ended
	Jul. 12, 2022	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense		¥ 8,650,000	¥ 8,974,000	¥ 3,474,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized compensation costs						¥ 9,217,000
Weighted average period		3 years 1 month 6 days
Share-based compensation expense		¥ 7,819,000	7,334,000	2,122,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period		10 years
Unamortized compensation costs						¥ 428,000
Weighted average period		1 year 4 months 24 days
Share-based compensation expense		¥ 831,000	¥ 1,640,000	¥ 1,352,000
Aggregate intrinsic value of outstanding options | $
2022 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, granted | shares		649,793	199,998
2022 Share Incentive Plan [Member] | ADR [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period	10 years